SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
[custom:ConcentrationRiskThresholdPercentage]	10.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
[custom:ConcentrationRiskThresholdPercentage]	6.50%
Minimum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Maximum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life	15 years	15 years